TAXES - Narrative (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jul. 02, 2021	Jun. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Abstract]
Effective tax rate	46.00%	40.00%	28.00%	28.00%
Discrete items excluded from average effective tax rate	22.00%	24.00%
Relating to changes in tax rates or the imposition of new taxes	€ 118	€ 37
Tax rate effect from change in tax rate	26.00%
Current tax liabilities, audit provision	€ 139